Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks	$ 15,001,122	$ 12,302,771
Federal funds sold and overnight deposits	5,433,391	58,837,557
Total cash and cash equivalents	20,434,513	71,140,328
Securities available-for-sale	190,706,019	192,918,109
Restricted equity securities, at cost	1,642,350	1,411,750
Loans	845,429,854	748,548,608
Allowance for credit losses	(9,842,725)	(8,709,225)
Deferred net loan costs	573,169	493,275
Net loans	836,160,298	740,332,658
Bank premises and equipment, net	12,371,371	13,042,468
Accrued interest receivable	4,246,798	3,214,332
Bank owned life insurance	5,232,703	5,153,387
Goodwill	11,574,269	11,574,269
Other assets	16,976,613	17,244,846
Total assets	1,099,344,934	1,056,032,147
Deposits:
Demand, non-interest bearing	202,969,957	216,093,534
Interest-bearing transaction accounts	297,030,893	294,050,079
Money market funds	121,375,419	140,117,086
Savings	151,570,686	171,072,921
Time deposits, $250,000 and over	24,676,853	15,632,058
Other time deposits	99,343,974	86,006,601
Total deposits	896,967,782	922,972,279
Borrowed funds	54,600,000	1,300,000
Repurchase agreements	36,255,920	33,077,829
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	9,605,418	10,618,676
Total liabilities	1,010,316,120	980,855,784
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2023 and 2022 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,724,151 and 5,647,710 shares issued at December 31, 2023 and 2022, respectively (including 20,774 and 16,850 shares issued February 1, 2024 and 2023, respectively)	14,310,378	14,119,275
Additional paid-in capital	37,574,578	36,383,235
Retained earnings	54,198,230	46,464,447
Accumulated other comprehensive loss	(15,931,595)	(20,667,817)
Less: treasury stock, at cost; 210,101 shares at December 31, 2023 and 2022	(2,622,777)	(2,622,777)
Total shareholders' equity	89,028,814	75,176,363
Total liabilities and shareholders' equity	$ 1,099,344,934	$ 1,056,032,147
Book value per common share outstanding	$ 15.87	$ 13.55